INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

June 30, 2020
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,254.0	$—	$1,254.0
Refined products and blendstocks	1,056.3	277.2	1,333.5
Warehouse stock and other	135.7	—	135.7

	$2,446.0	$277.2	$2,723.2
Lower of cost or market adjustment	(965.7)	(137.3)	(1,103.0)

Total inventories	$1,480.3	$139.9	$1,620.2

December 31, 2019
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,071.4	$2.7	$1,074.1
Refined products and blendstocks	976.0	352.9	1,328.9
Warehouse stock and other	120.8	—	120.8

	$2,168.2	$355.6	$2,523.8
Lower of cost or market adjustment	(324.8)	(76.8)	(401.6)

Total inventories	$1,843.4	$278.8	$2,122.2

Inventory under the amended and restated inventory intermediation agreements with J. Aron & Company, a subsidiary of The Goldman Sachs Group, Inc. (“J. Aron”) (as amended and restated from time to time, the “Inventory Intermediation Agreements”), includes crude oil, intermediate and certain finished products (the “J. Aron Products”) purchased or produced by the Paulsboro and Delaware City refineries (the “East Coast Refineries”), and sold to counterparties in connection with such agreements. This inventory is held in the Company’s storage tanks at the East Coast Refineries and at PBFX’s assets acquired from Crown Point International, LLC in October 2018 (the “PBFX East Coast Storage Assets” and together with the Company’s storage tanks at the East Coast Refineries, the “J. Aron Storage Tanks”).

During the three months ended June 30, 2020, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased operating income by $584.2 million, reflecting the net change in the lower of cost or market (“LCM”) inventory reserve from $1,687.2 million at March 31, 2020 to $1,103.0 million at June 30, 2020. During the six months ended June 30, 2020, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased income from operations by $701.4 million, reflecting the net change in the LCM inventory reserve from $401.6 million at December 31, 2019 to $1,103.0 million at June 30, 2020.

During the three months ended June 30, 2019, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased operating income by $182.0 million, reflecting the net change in the LCM inventory reserve from $145.8 million at March 31, 2019 to $327.8 million at June 30, 2019. During the six months ended June 30, 2019, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased income from operations by $324.0 million, reflecting the net change in the LCM inventory reserve from $651.8 million at December 31, 2018 to $327.8 million at June 30, 2019.

3.	INVENTORIES

Inventories consisted of the following:

December 31, 2019
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,071.4	$2.7	$1,074.1
Refined products and blendstocks	976.0	352.9	1,328.9
Warehouse stock and other	120.8	—	120.8

	$2,168.2	$355.6	$2,523.8
Lower of cost or market adjustment	(324.8)	(76.8)	(401.6)

Total inventories	$1,843.4	$278.8	$2,122.2

December 31, 2018
(in millions)	Titled Inventory	Inventory Intermediation Agreements	Total
Crude oil and feedstocks	$1,044.8	$—	$1,044.8
Refined products and blendstocks	1,026.9	334.8	1,361.7
Warehouse stock and other	109.4	—	109.4

	$2,181.1	$334.8	$2,515.9
Lower of cost or market adjustment	(557.2)	(94.6)	(651.8)

Total inventories	$1,623.9	$240.2	$1,864.1

Inventory under the Inventory Intermediation Agreements includes crude oil, intermediate and certain finished products (the “J. Aron Products”) purchased or produced by the East Coast Refineries and sold to counterparties in connection with the Inventory Intermediation Agreements with J. Aron. This inventory is held in the Company’s storage tanks at the Delaware City and Paulsboro refineries and at PBFX’s East Coast Storage Assets, (collectively the “J. Aron Storage Tanks”).

During the year ended December 31, 2019, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased income from operations by $250.2 million, reflecting the net change in the lower of cost or market (“LCM”) inventory reserve from $651.8 million at December 31, 2018 to $401.6 million at December 31, 2019. During the year ended December 31, 2018, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased income from operations by $351.3 million, reflecting the net change in the LCM inventory reserve from $300.5 million at December 31, 2017 to $651.8 million at December 31, 2018.

An actual valuation of inventories valued under the LIFO method is made at the end of each year based on inventory levels and costs at that time. We recorded a charge related to a LIFO layer decrement of $4.9 million and $21.9 million during the years ended December 31, 2019 and December 31, 2018, respectively.